AGS-PRO-1 060314

Statutory Prospectus Supplement dated June 3, 2014

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Fund listed below:

Invesco Conservative Allocation Fund Invesco Convertible Securities Fund Invesco Global Low Volatility Equity Yield Fund Invesco Growth Allocation Fund Invesco Income Allocation Fund	Invesco International Allocation Fund Invesco Mid Cap Core Equity Fund Invesco Moderate Allocation Fund Invesco Small Cap Growth Fund Invesco U.S. Mortgage Fund

The following information replaces in its entirety the information appearing in the first paragraph under the heading “Fund Summaries – Invesco Global Low Volatility Equity Yield Fund – Principal Investment Strategies of the Fund”:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. The Fund may also invest in real estate investment trusts (REITs) of domestic and foreign issuers.”

The following information is added to the information appearing under the heading “Fund Summaries – Invesco Global Low Volatility Equity Yield Fund – Principal Risks of Investing in the Fund”:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.”

The following information replaces in its entirety the information appearing in the second paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Global Low Volatility Equity Yield Fund – Objective(s) and Strategies”:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The Fund may also invest in REITs of domestic and foreign issuers. REITs are trusts that sell equity and or debt securities to investors and use the proceeds to invest in real estate or interests therein.”

The following information added to the information appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Global Low Volatility Equity Yield Fund – Risks”:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the

AGS-PRO-1 060314

AGS-PRO-1 060314

company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.”

AGS-PRO-1 060314

GLVEY-PRO-1 060314

Statutory Prospectus Supplement dated June 3, 2014

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares, as applicable, of the Fund listed below:

Invesco Global Low Volatility Equity Yield Fund

The following information replaces in its entirety the information appearing in the first paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. The Fund may also invest in real estate investment trusts (REITs) of domestic and foreign issuers.”

The following risk is added to the information appearing under the heading “Fund Summary – Principal Risks of Investing in the Fund”:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.”

The following information replaces in its entirety the information appearing in the second paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The Fund may also invest in REITs of domestic and foreign issuers. REITs are trusts that sell equity and or debt securities to investors and use the proceeds to invest in real estate or interests therein.”

The following risk is added to the information appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks”:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.”

GLVEY-PRO-1 060314